Offerings - Offering: 1	Aug. 06, 2026 USD ($) securities
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | securities	1,200,000
Proposed Maximum Offering Price per Unit	5.43
Maximum Aggregate Offering Price	$ 6,516,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 899.86
Offering Note
(1)    Note 1(a). This registration statement covers the issuance of 1,200,000 shares of common stock of Octave Specialty Group, Inc. (the “Company”), par value $0.01 per share (“Common Stock”), to be issued under the Octave Specialty Group, Inc. 2026 Incentive Compensation Plan (the “Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Common Stock which, by reason of changes in the capitalization of the Company and other events specified in the Plan, may become subject to the Plan.
Note 1(b). Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for purposes of calculating the registration fee, based on the average of the high and low prices per share of the Common Stock on July 31, 2026, as reported on the New York Stock Exchange. The fee rate of $0.0001381 reflects the Section 6(b) filing fee rate for fiscal year 2026, effective October 1, 2025.